Leases - Summary of Supplemental Cash Flows Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash used in operating activities:
Operating leases			$ 505	$ 464
Financing leases			1	1
Cash used in financing activities:
Financing leases	$ 8	$ 6	$ 9	$ 9